Regulatory matters	6 Months Ended
Sep. 30, 2016
Regulatory matters

10. Regulatory matters

Regulatory capital requirements

MHFG, MHBK, and MHTB are subject to regulatory capital requirements administered by the Financial Services Agency in accordance with the provisions of the Banking Act and related regulations.

Capital adequacy ratios of MHFG, MHBK, and MHTB as of March 31, 2016 and September 30, 2016 calculated in accordance with Japanese GAAP and guidelines established by the Financial Services Agency are set forth in the following table:

	March 31, 2016		September 30, 2016
	Amount	Ratio	Amount	Ratio
	(in billions of yen, except percentages)
Consolidated:
MHFG:
Common Equity Tier 1 capital:
Required (Note)	3,361	5.375	3,314	5.375
Actual	6,566	10.50	6,769	10.98
Tier 1 capital:
Required (Note)	4,299	6.875	4,238	6.875
Actual	7,905	12.64	7,983	12.94
Total risk-based capital:
Required (Note)	5,550	8.875	5,471	8.875
Actual	9,639	15.41	9,768	15.84
MHBK:
Common Equity Tier 1 capital:
Required	2,555	4.50	2,532	4.50
Actual	6,142	10.81	6,202	11.02
Tier 1 capital:
Required	3,406	6.00	3,376	6.00
Actual	7,244	12.75	7,440	13.22
Total risk-based capital:
Required	4,542	8.00	4,501	8.00
Actual	8,780	15.46	9,012	16.01
MHTB:
Common Equity Tier 1 capital:
Required	109	4.50	108	4.50
Actual	440	18.21	452	18.80
Tier 1 capital:
Required	145	6.00	144	6.00
Actual	440	18.21	452	18.80
Total risk-based capital:
Required	193	8.00	192	8.00
Actual	472	19.52	479	19.95
Non-consolidated:
MHBK:
Common Equity Tier 1 capital:
Required	2,489	4.50	2,431	4.50
Actual	5,892	10.65	5,977	11.06
Tier 1 capital:
Required	3,318	6.00	3,242	6.00
Actual	7,004	12.66	7,239	13.39
Total risk-based capital:
Required	4,424	8.00	4,323	8.00
Actual	8,576	15.50	8,846	16.37
MHTB:
Common Equity Tier 1 capital:
Required	109	4.50	109	4.50
Actual	448	18.52	462	19.05
Tier 1 capital:
Required	145	6.00	145	6.00
Actual	448	18.52	462	19.05
Total risk-based capital:
Required	194	8.00	194	8.00
Actual	480	19.80	489	20.16

Note:	The required amounts and ratios as of March 31, 2016 and September 30, 2016 include those equivalent to a transition capital conservation buffer of 0.625% and transition additional loss absorbency requirements for a global systemically important bank (“G-SIB”) and domestic systemically important bank (“D-SIB”) of 0.25% and the sum of the risk weighted assets and each such ratio.

MHFG’s securities subsidiaries in Japan are also subject to the capital adequacy requirement under the Financial Instruments and Exchange Act. Failure to maintain a minimum capital ratio will trigger mandatory regulatory actions.

Management believes, as of September 30, 2016, that MHFG, MHBK, MHTB, and their securities subsidiaries in Japan were in compliance with all capital adequacy requirements to which they were subject.